UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Credit Strategies Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JQC

Nuveen Credit Strategies Income Fund
Portfolio of Investments	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 149.9% (94.0% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 117.0% (73.3% of Total Investments) (4)

	Aerospace & Defense – 0.3% (0.2% of Total Investments)

$4,269	B/E Aerospace, Inc., Term Loan B, First Lien	3.820%	12/16/21	BB+	$4,319,418

	Airlines – 1.5% (0.9% of Total Investments)

3,000	American Airlines, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	3,006,963
5,000	American Airlines, Inc., Term Loan B, First Lien	3.250%	4/28/23	BB+	5,009,375
10,277	American Airlines, Inc., Term Loan B, First Lien, (DD1)	3.250%	6/29/20	BB+	10,303,134
18,277	Total Airlines				18,319,472

	Automobiles – 2.6% (1.6% of Total Investments)

2,641	Chrysler Group LLC, Term Loan B	3.500%	5/24/17	BBB–	2,647,574
12,356	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BBB–	12,378,045
15,795	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	15,854,688
2,000	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	2,015,000
32,792	Total Automobiles				32,895,307

	Capital Markets – 0.9% (0.6% of Total Investments)

11,643	RPI Finance Trust, Term Loan B5	3.338%	10/06/22	Baa2	11,765,849

	Chemicals – 5.5% (3.4% of Total Investments)

16,848	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	16,897,099
5,345	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	5,376,802
34,069	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB–	34,140,321
12,741	US Coatings Acquisition, Term Loan B	3.750%	2/01/20	BB+	12,849,704
69,003	Total Chemicals				69,263,926

	Commercial Services & Supplies – 2.8% (1.7% of Total Investments)

19,652	ADS Waste Holdings, Inc., Term Loan B, First Lien	3.500%	10/28/23	BB–	19,712,973
7,250	Monitronics International, Inc., Term Loan B2, First Lien	6.500%	9/30/22	B2	7,213,750
7,980	West Corporation, Term Loan B12	3.750%	6/17/23	BB	8,036,858
34,882	Total Commercial Services & Supplies				34,963,581

	Communications Equipment – 1.6% (1.0% of Total Investments)

3,296	Avaya, Inc., Term Loan B3	5.390%	10/26/17	B2	2,925,519
373	Avaya, Inc., Term Loan B7	6.250%	5/29/20	B2	308,161
1,877	Commscope, Inc., Term Loan B, First Lien	3.250%	12/29/22	Ba1	1,889,535
14,630	Telesat Canada Inc., Term Loan B	3.500%	3/28/19	BB–	14,662,255
20,176	Total Communications Equipment				19,785,470

	Consumer Finance – 3.9% (2.5% of Total Investments)

30,173	First Data Corporation, Term Loan B	4.274%	7/08/22	BB	30,420,150
18,997	First Data Corporation, Term Loan, First Lien	3.524%	3/24/21	BB	19,123,691
49,170	Total Consumer Finance				49,543,841

	Containers & Packaging – 1.3% (0.8% of Total Investments)

1,714	Berry Plastics Holding Corporation, Term Loan H	3.750%	10/01/22	Ba3	1,721,559
14,748	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.250%	2/06/23	B+	14,799,453
16,462	Total Containers & Packaging				16,521,012

	Diversified Consumer Services – 4.0% (2.5% of Total Investments)

6,939	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6/07/23	BB–	6,814,193
2,301	Hilton Hotels Corporation, Series B1, Term Loan	3.500%	10/26/20	BBB	2,313,844

NUVEEN	1

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Diversified Consumer Services (continued)

$23,519	Hilton Hotels Corporation, Series B2, Term Loan	3.029%	10/25/23	BBB	$23,676,926
645	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B–	641,736
17,014	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB	17,092,194
50,418	Total Diversified Consumer Services				50,538,893

	Diversified Financial Services – 1.6% (1.0% of Total Investments)

20,740	WideOpenWest Finance LLC, New Term Loan B, (DD1)	4.500%	8/18/23	B1	20,722,293

	Diversified Telecommunication Services – 3.8% (2.4% of Total Investments)

7,382	Level 3 Financing, Inc., Term Loan B2	3.500%	5/31/22	BB+	7,420,877
41,000	Ziggo N.V., Term Loan D, First Lien	3.535%	8/31/24	BB–	41,051,250
48,382	Total Diversified Telecommunication Services				48,472,127

	Electric Utilities – 0.2% (0.1% of Total Investments)

2,443	Texas Competitive Electric Holdings LLC, DIP Term Loan B, First Lien	5.000%	8/04/23	Baa3	2,464,740
557	Texas Competitive Electric Holdings LLC, DIP Term Loan C, First Lien	5.000%	8/04/23	Baa3	562,134
3,000	Total Electric Utilities				3,026,874

	Electronic Equipment, Instruments & Components – 0.4% (0.2% of Total Investments)

4,582	Zebra Technologies Corporation, Term Loan B	4.089%	10/27/21	BB+	4,634,985

	Energy Equipment & Services – 0.2% (0.2% of Total Investments)

5,964	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	Caa2	3,066,336

	Equity Real Estate Investment Trusts – 2.8% (1.8% of Total Investments)

20,678	Communications Sales & Leasing, Inc., Term Loan B, First Lien	4.500%	10/24/22	BB+	20,335,233
10,570	Realogy Corporation, Term Loan B, First Lien	3.750%	7/20/22	BB+	10,657,481
4,817	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (DD1)	4.750%	12/18/20	B+	4,534,126
36,065	Total Equity Real Estate Investment Trusts				35,526,840

	Food & Staples Retailing – 4.6% (2.9% of Total Investments)

25,201	Albertson’s LLC, Repriced Term Loan B4	4.500%	8/25/21	BB	25,408,408
11,249	Albertson’s LLC, Term Loan B6	4.750%	6/22/23	BB	11,370,692
12,371	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	12,395,552
7,464	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	7,509,060
1,808	Supervalu, Inc., New Term Loan	5.500%	3/21/19	BB	1,814,939
58,093	Total Food & Staples Retailing				58,498,651

	Food Products – 3.5% (2.2% of Total Investments)

6,913	Keurig Green Mountain, Inc., Term Loan A, First Lien	2.313%	3/03/21	BB	6,817,453
7,617	Keurig Green Mountain, Inc., Term Loan B, First Lien	5.250%	3/03/23	BB	7,731,030
29,321	US Foods, Inc., Term Loan B	4.000%	6/27/23	B+	29,538,330
43,851	Total Food Products				44,086,813

	Health Care Equipment & Supplies – 4.0% (2.5% of Total Investments)

15,395	Acelity, Term Loan F	5.000%	8/03/18	BB–	15,508,899
4,505	ConvaTec, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB	4,521,882
10,351	Onex Carestream Finance LP, Term Loan, First Lien, (DD1)	5.000%	6/07/19	B+	9,650,569
10,172	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	9,052,828
11,558	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	11,558,258
51,981	Total Health Care Equipment & Supplies				50,292,436

	Health Care Providers & Services – 5.6% (3.5% of Total Investments)

386	Community Health Systems, Inc., Term Loan F	4.083%	12/31/18	BB–	378,314
7,491	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB–	7,142,295
13,498	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB–	12,828,572
11,029	Drumm Investors LLC, Term Loan	9.500%	5/04/18	B	11,001,490
11,505	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	B–	7,327,472

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Health Care Providers & Services (continued)

$17,700	MultiPlan, Inc., Term Loan B	5.000%	6/07/23	B+	$17,925,967
8,233	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	8,253,623
1,580	Quorum Health Corp., Term Loan B	6.750%	4/29/22	B1	1,489,992
4,990	U.S. Renal Care, Inc., Term Loan, First Lien	5.250%	12/30/22	B1	4,786,407
76,412	Total Health Care Providers & Services				71,134,132

	Hotels, Restaurants & Leisure – 7.8% (4.9% of Total Investments)

34,159	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	34,358,281
1,541	CCM Merger, Inc., Term Loan B	4.000%	8/09/21	BB–	1,532,756
20,568	Life Time Fitness, Inc., Term Loan B	4.250%	6/10/22	BB–	20,613,837
4,776	MGM Growth Properties, Term Loan B	3.500%	4/25/23	BB+	4,791,670
8,753	Scientific Games Corporation, Term Loan	6.000%	10/18/20	Ba3	8,810,328
7,369	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	Ba3	7,405,594
15,695	Station Casino LLC, Term Loan B	3.750%	6/08/23	BB	15,775,524
4,987	YUM Brands, Term Loan B	3.286%	6/16/23	BBB–	5,043,609
97,848	Total Hotels, Restaurants & Leisure				98,331,599

	Household Products – 2.2% (1.4% of Total Investments)

19,000	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.250%	9/07/23	Ba3	19,068,286
8,603	Serta Simmons Holdings LLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	BB–	8,605,571
27,603	Total Household Products				27,673,857

	Independent Power & Renewable Electricity Producers – 1.4% (0.8% of Total Investments)

17,000	Dynegy, Inc., Term Loan B	5.000%	6/27/23	BB	17,114,512

	Insurance – 0.8% (0.5% of Total Investments)

10,671	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	Ba3	10,676,561

	Internet and Direct Marketing Retail – 1.9% (1.2% of Total Investments)

23,981	Travelport LLC, Term Loan B	5.000%	9/02/21	B+	24,143,455

	Internet Software & Services – 4.4% (2.8% of Total Investments)

11,500	Ancestry.com, Inc., Term Loan B, First Lien, (DD1)	5.250%	10/14/23	B1	11,541,688
2,000	Rackspace Hosting, Inc., Term Loan B	TBD	TBD	BB+	2,014,108
25,109	Sabre Inc., Term Loan	4.000%	2/19/19	Ba2	25,243,453
16,850	Tibco Software, Inc., Term Loan B, (WI/DD)	6.500%	12/04/20	B1	16,874,500
55,459	Total Internet Software & Services				55,673,749

	IT Services – 0.4% (0.3% of Total Investments)

2,595	Global Payments, Inc., Term Loan B, First Lien	3.034%	4/22/23	BBB–	2,608,944
2,603	Zayo Group LLC, Term Loan B	3.750%	5/06/21	Ba2	2,618,056
5,198	Total IT Services				5,227,000

	Leisure Products – 0.2% (0.1% of Total Investments)

2,331	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	2,265,604

	Machinery – 0.4% (0.3% of Total Investments)

5,543	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	5,557,320

	Media – 10.1% (6.3% of Total Investments)

7,246	Acquisitions Cogeco Cable II L.P., Term Loan B	3.250%	11/30/19	BB	7,259,817
3,577	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/23/21	B1	3,549,278
2,401	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	2,278,103
1,358	Clear Channel Communications, Inc., Term Loan E	8.034%	7/30/19	Caa1	1,039,555
1,235	Clear Channel Communications, Inc., Tranche D, Term Loan	7.284%	1/30/19	Caa1	941,206
31,597	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	21,959,683
28,370	EMI Music Publishing LLC, Term Loan B3	4.000%	8/19/22	BB–	28,470,813
3,000	Lions Gate Entertainment Corporation, Term Loan B, (WI/DD)	TBD	TBD	Ba2	3,008,751
409	Nexstar Broadcasting Group, Term Loan B, First Lien, (WI/DD)	TBD	TBD	Ba3	411,210
4,591	Nexstar Broadcasting Group, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	4,614,685

NUVEEN	3

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Media (continued)

$11,910	Numericable Group S.A., Term Loan	4.750%	2/10/23	B+	$11,933,820
6,533	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B	6,364,089
26,753	Tribune Company, Term Loan B	3.750%	12/27/20	BB+	26,920,631
4,223	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	4,234,202
5,190	Virgin Media Investment Holdings, Term Loan F, First Lien	3.500%	6/30/23	BB–	5,215,057
138,393	Total Media				128,200,900

	Metals & Mining – 1.0% (0.6% of Total Investments)

12,891	Fortescue Metals Group, Ltd., Term Loan B, First Lien	3.750%	6/30/19	BB+	12,896,702

	Multiline Retail – 0.8% (0.5% of Total Investments)

6,965	Belk, Inc., Term Loan B, First Lien	5.750%	12/12/22	B+	6,305,812
1,145	Dollar Tree, Inc., Term Loan B, First Lien	3.063%	7/06/22	BBB	1,158,303
2,840	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB	2,877,701
10,950	Total Multiline Retail				10,341,816

	Oil, Gas & Consumable Fuels – 1.4% (0.9% of Total Investments)

1,121	Crestwood Holdings LLC, Term Loan B	9.000%	6/19/19	B3	1,053,676
4,886	Fieldwood Energy LLC, Term Loan, First Lien	8.000%	8/31/20	B2	4,287,574
3,320	Fieldwood Energy LLC, Term Loan, Second Lien, (DD1)	8.375%	9/30/20	CCC–	1,992,270
9,130	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	7,372,607
4,544	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	CCC+	3,362,413
23,001	Total Oil, Gas & Consumable Fuels				18,068,540

	Pharmaceuticals – 3.8% (2.4% of Total Investments)

30,853	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	8/18/22	B1	30,881,676
7,015	Valeant Pharmaceuticals International, Inc., Series C2, Tranche B Term Loan	5.250%	12/11/19	BB	7,020,355
7,997	Valeant Pharmaceuticals International, Inc., Series E1, Tranche B Term Loan	5.250%	8/05/20	BB	8,000,370
1,684	Valeant Pharmaceuticals International, Inc., Series F1, Tranche B Term Loan	5.500%	4/01/22	BB	1,686,708
47,549	Total Pharmaceuticals				47,589,109

	Professional Services – 0.1% (0.0% of Total Investments)

910	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	894,387

	Real Estate Management & Development – 1.2% (0.8% of Total Investments)

15,531	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	BB	15,626,135

	Semiconductors & Semiconductor Equipment – 4.3% (2.7% of Total Investments)

30,362	Avago Technologies, Term Loan B3	3.535%	2/01/23	BBB	30,713,445
3,969	Microsemi Corporation, Term Loan B, First Lien	3.750%	1/15/23	BB	4,009,337
5,732	NXP Semiconductor LLC, Term Loan F	3.405%	12/07/20	Baa2	5,758,326
13,250	On Semiconductor Corp., Term Loan B, First Lien	3.777%	3/31/23	Ba1	13,342,273
53,313	Total Semiconductors & Semiconductor Equipment				53,823,381

	Software – 15.9% (10.0% of Total Investments)

4,082	Blackboard, Inc., Term Loan B4	6.000%	6/30/21	B+	4,053,979
26,537	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	26,224,642
10,642	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	10,669,105
27,891	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B2	27,975,549
16,720	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	16,774,388
23,846	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B+	23,816,222
6,435	Informatica Corp.,Term Loan B	4.500%	8/05/22	B	6,332,844
18,169	Kronos Incorporated, Initial Term Loan, Second Lien	9.750%	4/30/20	CCC	18,191,444
3,000	Kronos Incorporated, Term Loan B, First Lien, (WI/DD)	TBD	TBD	B2	3,016,641
15,169	Kronos Incorporated, Term Loan B, Second Lien, (WI/DD)	TBD	TBD	CCC	15,675,023
8,977	Micro Focus International PLC, Term Loan B	4.500%	11/19/21	BB–	9,023,389
1,402	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB–	1,409,888

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Software (continued)

$15,000	Misys PLC, Term Loan, Second Lien	12.000%	6/12/19	CCC+	$15,787,500
11,347	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.000%	7/08/22	BB	11,448,630
1,381	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.000%	7/08/22	BB	1,393,295
10,000	Uber Technologies, Inc., Term Loan B, First Lien	5.000%	7/13/23	N/R	10,056,250
200,598	Total Software				201,848,789

	Specialty Retail – 2.9% (1.8% of Total Investments)

7,447	Burlington Coat Factory Warehouse Corporation, Term Loan B4	3.500%	8/13/21	BB	7,504,066
1,500	Jo-Ann Stores, Inc., Term Loan B, (WI/DD)	TBD	TBD	B1	1,496,876
2,819	Michaels Stores, Inc., Term Loan B1, First Lien	3.750%	1/30/23	BB	2,842,158
7,548	Petco Animal Supplies, Inc., Term Loan B1	5.000%	1/26/23	B	7,625,999
17,778	Petsmart Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB–	17,833,061
37,092	Total Specialty Retail				37,302,160

	Technology Hardware, Storage & Peripherals – 3.4% (2.1% of Total Investments)

33,422	Dell International LLC, Term Loan B	4.000%	9/07/23	BBB–	33,697,330
8,778	Western Digital, Inc., Term Loan B1	4.500%	4/29/23	BBB–	8,890,473
42,200	Total Technology Hardware, Storage & Peripherals				42,587,803

	Trading Companies & Distributors – 1.3% (0.8% of Total Investments)

16,952	HD Supply, Inc., Term Loan B	3.750%	8/13/21	BB	17,028,369

	Wireless Telecommunication Services – 0.2% (0.1% of Total Investments)

2,680	T-Mobile USA, Term Loan B	3.500%	11/09/22	BBB–	2,702,959
$1,503,856	Total Variable Rate Senior Loan Interests (cost $1,500,789,648)				1,482,952,963

Shares	Description (1)				Value

	COMMON STOCKS – 0.8% (0.5% of Total Investments)

	Diversified Consumer Services – 0.6% (0.4% of Total Investments)

403,318	Cengage Learning Holdings II LP, (5), (6)				$7,864,701

	Energy Equipment & Services – 0.1% (0.0% of Total Investments)

10,935	Vantage Drill International, (5), (6)				924,008

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

348,604	Millennium Health LLC, (6)				653,632

	Media – 0.1% (0.1% of Total Investments)

51,720	Affinion Group Holdings, Inc., (5), (6)				249,979
271	Cumulus Media, Inc., (6)				374
22,352	Tribune Media Company				728,675
17,988	Tribune Media Company, (7)				—
5,588	Tronc, Inc., (6)				67,224
	Total Media				1,046,252
	Total Common Stocks (cost $26,732,959)				10,488,593

Shares	Description (1), (8)				Value

	EXCHANGE-TRADED FUNDS – 6.1% (3.9% of Total Investments)

2,571,083	PowerShares Senior Loan Portfolio				$59,597,704
663,865	SPDR Barclays Short Term High Yield Bond ETF				18,243,010
	Total Exchange-Traded Funds (cost $77,423,601)				77,840,714

NUVEEN	5

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Shares	Description (1)	Coupon		Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.3% (0.2% of Total Investments)

	Commercial Services & Supplies – 0.3% (0.2% of Total Investments)

60,200	Stericycle, Inc.	5.250%		N/R	$4,061,694
	Total Convertible Preferred Securities (cost $5,029,111)				4,061,694

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 25.7% (16.1% of Total Investments)

	Commercial Services & Supplies – 0.3% (0.2% of Total Investments)

$3,900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$3,822,000

	Communications Equipment – 2.2% (1.4% of Total Investments)

19,375	Avaya Inc., 144A, (9)	7.000%	4/01/19	B2	15,742,187
9,250	Avaya Inc., 144A	10.500%	3/01/21	CCC–	3,052,500
8,510	CommScope Technologies Finance LLC, 144A, (9)	6.000%	6/15/25	B1	8,935,500
37,135	Total Communications Equipment				27,730,187

	Diversified Telecommunication Services – 1.9% (1.2% of Total Investments)

9,455	Frontier Communications Corporation, (9)	6.250%	9/15/21	BB	8,982,250
5,000	Frontier Communications Corporation, (9)	6.875%	1/15/25	BB	4,187,500
11,800	IntelSat Limited	7.750%	6/01/21	CC	3,835,000
23,355	IntelSat Limited	8.125%	6/01/23	CC	7,707,150
49,610	Total Diversified Telecommunication Services				24,711,900

	Equity Real Estate Investment Trusts – 1.2% (0.7% of Total Investments)

13,950	Communications Sales & Leasing Inc., (9)	8.250%	10/15/23	BB–	14,717,250

	Food & Staples Retailing – 0.1% (0.0% of Total Investments)

1,000	Rite Aid Corporation, 144A	6.125%	4/01/23	B	1,056,870

	Health Care Equipment & Supplies – 1.6% (1.0% of Total Investments)

15,460	Tenet Healthcare Corporation, (9)	8.125%	4/01/22	B–	15,112,150
5,600	Tenet Healthcare Corporation, (9)	6.750%	6/15/23	B–	5,138,000
21,060	Total Health Care Equipment & Supplies				20,250,150

	Health Care Providers & Services – 1.5% (0.9% of Total Investments)

12,500	DJO Finco Inc. / DJO Finance LLC / DJO Finance Corporation, 144A, (9)	8.125%	6/15/21	CCC+	11,468,750
5,945	IMS Health Incorporated, 144A	5.000%	10/15/26	BB+	6,138,212
1,000	MPH Acquisition Holdings LLC, 144A	7.125%	6/01/24	B–	1,069,900
19,445	Total Health Care Providers & Services				18,676,862

	Hotels, Restaurants & Leisure – 1.7% (1.1% of Total Investments)

4,250	Scientific Games Corporation, 144A	7.000%	1/01/22	Ba3	4,515,625
18,750	Scientific Games International Inc.	10.000%	12/01/22	B–	17,250,000
23,000	Total Hotels, Restaurants & Leisure				21,765,625

	Media – 4.0% (2.5% of Total Investments)

593	Affinion International Holdings Co, 144A	7.500%	7/30/18	B–	565,834
2,860	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB–	2,938,650
4,000	CCO Holdings LLC Finance Corporation, 144A, (9)	5.125%	5/01/23	BB+	4,140,000
10,609	Clear Channel Communications, Inc., (9)	9.000%	12/15/19	Caa1	8,049,579
41,015	Clear Channel Communications, Inc., PIK	14.000%	2/01/21	CC	15,585,838
300	Clear Channel Communications, Inc.	9.000%	3/01/21	Caa1	214,500
7,000	CSC Holdings Inc., 144A	5.500%	4/15/27	Ba1	7,100,625
5,000	Dish DBS Corporation	5.125%	5/01/20	Ba3	5,175,000
6,000	Dish DBS Corporation	7.750%	7/01/26	Ba3	6,588,780
77,377	Total Media				50,358,806

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Multiline Retail – 0.6% (0.4% of Total Investments)

$7,375	Dollar Tree, Inc.	5.750%	3/01/23	BB	$7,826,719

	Oil, Gas & Consumable Fuels – 1.1% (0.7% of Total Investments)

7,000	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	4,742,500
1,000	Oasis Petroleum Inc.	6.875%	3/15/22	B+	990,000
9,000	Whiting Petroleum Corporation	5.000%	3/15/19	B+	8,550,000
17,000	Total Oil, Gas & Consumable Fuels				14,282,500

	Pharmaceuticals – 0.2% (0.1% of Total Investments)

4,850	Concordia Healthcare Corporation, 144A	9.500%	10/21/22	CCC	2,934,250

	Semiconductors & Semiconductor Equipment – 0.9% (0.6% of Total Investments)

3,167	Advanced Micro Devices, Inc.	7.500%	8/15/22	CCC	3,349,103
1,719	Advanced Micro Devices, Inc.	7.000%	7/01/24	CCC	1,702,884
5,625	Micron Technology, Inc., 144A	7.500%	9/15/23	Baa2	6,208,594
10,511	Total Semiconductors & Semiconductor Equipment				11,260,581

	Software – 0.6% (0.4% of Total Investments)

2,830	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC	2,730,950
5,000	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	4,575,000
7,830	Total Software				7,305,950

	Specialty Retail – 0.4% (0.2% of Total Investments)

9,500	Claires Stores, Inc., 144A	9.000%	3/15/19	CCC–	4,750,000

	Technology Hardware, Storage & Peripherals – 1.4% (0.9% of Total Investments)

5,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	5.875%	6/15/21	BB+	5,243,610
5,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	7.125%	6/15/24	BB+	5,478,210
7,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	6.020%	6/15/26	BBB–	7,627,340
17,000	Total Technology Hardware, Storage & Peripherals				18,349,160

	Wireless Telecommunication Services – 6.0% (3.8% of Total Investments)

7,000	Altice Financing SA, 144A, (9)	6.625%	2/15/23	BB–	7,214,410
1,000	Hughes Satellite Systems Corporation, 144A	6.625%	8/01/26	BB–	990,000
6,000	Hughes Satellite Systems Corporation, 144A	5.250%	8/01/26	BB+	5,910,000
12,000	Sprint Communications Inc., (9)	7.000%	8/15/20	B+	12,450,000
2,500	Sprint Corporation	7.250%	9/15/21	B+	2,559,375
29,000	Sprint Corporation, (9)	7.875%	9/15/23	B+	28,637,500
5,000	T-Mobile USA Inc., (9)	6.250%	4/01/21	BB	5,206,250
12,000	T-Mobile USA Inc., (9)	6.375%	3/01/25	BB	12,862,560
74,500	Total Wireless Telecommunication Services				75,830,095
$395,043	Total Corporate Bonds (cost $384,797,550)				325,628,905
	Total Long-Term Investments (cost $1,994,772,869)				1,900,972,869

NUVEEN	7

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 9.5% (6.0% of Total Investments)

	REPURCHASE AGREEMENTS – 9.5% (6.0% of Total Investments)

$121,002	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/16, repurchase price $121,002,552, collateralized by $35,315,000 U.S. Treasury Bonds, 5.250%, due 11/15/28, value $48,602,269; $74,920,000 U.S. Treasury Notes, 1.625%, due 10/31/23, value $74,825,214	0.030%	11/01/16	$121,002,451
	Total Short-Term Investments (cost $121,002,451)			121,002,451
	Total Investments (cost $2,115,775,320) – 159.4%			2,021,975,320
	Borrowings – (44.2)% (10), (11)			(561,000,000)
	Reverse Repurchase Agreements – (11.5)% (12)			(145,255,427)
	Other Assets Less Liabilities – (3.7)% (13)			(47,625,957)
	Net Assets Applicable to Common Shares – 100%			$1,268,093,936

Investment in Derivatives as of October 31, 2016

Credit Default Swaps

Counterparty	Referenced Entity	Buy/Sell Protection (14)	Current Credit Spread (15)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC*	CDX.NA.HY.26	Sell	3.93%	$20,000,000	5.000%	6/20/21	$977,957	$(15,558)	$500,705
*	Morgan Stanley Capital Services LLC is also the clearing broker for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

8	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$1,482,952,963	$—		$1,482,952,963
Common Stocks	1,449,905	9,038,688	—	*	10,488,593
Exchange-Traded Funds	77,840,714	—	—		77,840,714
Convertible Preferred Securities	4,061,694	—	—		4,061,694
Corporate Bonds	—	325,628,905	—		325,628,905

Short-Term Investments:
Repurchase Agreements	—	121,002,451	—		121,002,451

Investments in Derivatives:
Credit Default Swaps**	—	500,705	—		500,705
Total	$83,352,313	$1,939,123,712	$—		$2,022,476,025
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2016, the cost of investments (excluding investments in derivatives) was $2,122,304,739.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2016, were as follows:

Gross unrealized:
Appreciation	$25,568,659
Depreciation	(125,898,078)
Net unrealized appreciation (depreciation) of investments	$(100,329,419)

NUVEEN	9

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.

(10)	Borrowings as a percentage of Total Investments is 27.7%.

(11)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives or reverse repurchase agreements, when applicable) in the Portfolio of Investments as collateral for borrowings.

(12)	Reverse Repurchase Agreements as a percentage of Total Investments is 7.2%.

(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(14)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(15)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

PIK	All or a portion of this security is payment-in-kind.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

10	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Credit Strategies Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 30, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2016